Property and Equipment, Net (Tables)	9 Months Ended
Sep. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	September 30, 2020	December 31, 2019
Lab equipment	$4,088	$3,748
Leasehold improvements	1,710	1,710
Computer hardware and software	206	158
Furniture and fixtures	140	140

Total property and equipment, gross	6,144	5,756
Less accumulated depreciation	(4,251)	(3,515)

Total property and equipment, net	$1,893	$2,241